Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Trade accounts receivable	$ 827	$ 919
Allowance for doubtful accounts	(7)	(8)
Total	$ 820	$ 911